UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01545

Eaton Vance Special Investment Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2020

Date of Reporting Period

Item 1.	Reports to Stockholders

Eaton Vance

Short Duration Inflation-Protected Income Fund

Semiannual Report

April 30, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser is registered with the CFTC as a commodity pool operator with respect to its management of the Fund. As the commodity pool operator of the Fund, the adviser has claimed relief under the Commodity Exchange Act from certain reporting and recordkeeping requirements. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2020

Eaton Vance

Short Duration Inflation-Protected Income Fund

Table of Contents

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	24

Officers and Trustees	28

Important Notices	29

Eaton Vance

Short Duration Inflation-Protected Income Fund

April 30, 2020

Performance1,2

Portfolio Managers Jason C. DesLauriers and Brian S. Ellis, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	04/01/2010	04/01/2010	–3.18%	–2.69%	0.95%	1.46%
Class A with 2.25% Maximum Sales Charge	—	—	–5.32	–4.91	0.49	1.23
Class C at NAV	04/01/2010	04/01/2010	–3.52	–3.43	0.19	0.69
Class C with 1% Maximum Sales Charge	—	—	–4.47	–4.38	0.19	0.69
Class I at NAV	04/01/2010	04/01/2010	–3.05	–2.33	1.22	1.70
ICE BofA 1-5 Year U.S. Inflation-Linked Treasury Index	—	—	1.49%	3.39%	1.72%	1.62%

% of Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				1.09%	1.84%	0.84%
Net				0.95	1.70	0.70

Fund Profile

Asset Allocation (% of total investments)4

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Short Duration Inflation-Protected Income Fund

April 30, 2020

Endnotes and Additional Disclosures

[1]

ICE BofA 1-5 Year U.S. Inflation-Linked Treasury Index is an unmanaged index comprised of U.S. Treasury Inflation-Protected Securities with at least $1 billion in outstanding face value and a remaining term to final maturity of at least 1 year and less than 5 years. ICE® BofA® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofA® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 2/28/21. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

Total investments includes the Fund’s investment in the Portfolio and the Fund’s direct investments in securities and derivatives. Derivative positions are reflected at their unrealized appreciation (depreciation). Other, if any, represents any investment type less than 1% of total investments.

Fund profile subject to change due to active management.

   Important Notice to Shareholders

Effective January 1, 2020, the ICE BofAML indices were rebranded as ICE BofA indices.

3

Eaton Vance

Short Duration Inflation-Protected Income Fund

April 30, 2020

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2019 – April 30, 2020).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/19)	Ending Account Value (4/30/20)	Expenses Paid During Period* (11/1/19 – 4/30/20)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$968.20	$4.50	**	0.92%
Class C	$1,000.00	$964.80	$8.16	**	1.67%
Class I	$1,000.00	$969.50	$3.28	**	0.67%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.30	$4.62	**	0.92%
Class C	$1,000.00	$1,016.60	$8.37	**	1.67%
Class I	$1,000.00	$1,021.50	$3.37	**	0.67%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2019. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

Short Duration Inflation-Protected Income Fund

April 30, 2020

Portfolio of Investments (Unaudited)

Investment in Affiliated Portfolio — 29.0%
Description		Value

Senior Debt Portfolio (identified cost, $56,230,903)		$50,501,160

Total Investment in Affiliated Portfolio (identified cost $56,230,903)		$50,501,160

U.S. Treasury Obligations — 47.3%
Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Inflation-Protected Notes:

0.125%, 1/15/22(1)	$5,714	$5,664,499

0.125%, 4/15/22(1)	10,636	10,548,134

0.125%, 7/15/22(1)	1,125	1,124,019

0.125%, 1/15/23(1)	11,206	11,205,573

0.125%, 10/15/24(1)	4,033	4,124,639

0.25%, 1/15/25(1)	8,736	8,952,357

0.375%, 7/15/23(1)	1,667	1,693,241

0.50%, 4/15/24(1)	8,204	8,416,999

0.625%, 7/15/21(1)	1,721	1,719,481

0.625%, 4/15/23(1)	9,372	9,518,062

0.625%, 1/15/24(1)	12,748	13,093,413

2.375%, 1/15/25(1)	5,489	6,179,081

Total U.S. Treasury Obligations (identified cost $81,070,333)		$82,239,498

Corporate Bonds & Notes — 0.3%
Security	Principal Amount (000’s omitted)	Value

Macy’s Retail Holdings, Inc., 4.375%, 9/1/23	$825	$565,125

Total Corporate Bonds & Notes (identified cost $858,483)		$565,125

Commercial Mortgage-Backed Securities — 1.4%
Security	Principal Amount (000’s omitted)	Value

JPMorgan Chase Commercial Mortgage Securities Trust

Series 2011-C5, Class D, 5.599%, 8/15/46(2)(3)	$830	$755,248

COMM Mortgage Trust

Series 2013-CR11, Class D, 5.120%, 8/10/50(2)(3)	455	380,191

Series 2015-CR22, Class D, 4.107%, 3/10/48(2)(3)	1,000	736,938

Security	Principal Amount (000’s omitted)	Value

Motel 6 Trust

Series 2017-MTL6, Class A, 1.734%, (1 mo. USD LIBOR + 0.92%), 8/15/34(2)(4)	$655	$610,782

Total Commercial Mortgage-Backed Securities (identified cost $2,998,484)		$2,483,159

Collateralized Mortgage Obligations — 0.9%
Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes

Series 2019-DNA3, Class M2, 2.537%, (1 mo. USD LIBOR + 2.05%), 7/25/49(2)(4)	$448	$387,861

Federal National Mortgage Association Connecticut Avenue Securities

Series 2018-C06, Class 1M2, 2.487%, (1 mo. USD LIBOR + 2.00%), 3/25/31(4)	404	367,541

Series 2019-R02, Class 1M2, 2.787%, (1 mo. USD LIBOR + 2.30%), 8/25/31(2)(4)	825	761,941

Total Collateralized Mortgage Obligations (identified cost $1,491,578)		$1,517,343

Asset-Backed Securities — 16.7%
Security	Principal Amount (000’s omitted)	Value

American Credit Acceptance Receivables Trust

Series 2017-1, Class D, 3.54%, 3/13/23(2)	$4,321	$4,331,021

ARI Fleet Lease Trust

Series 2018-B, Class A2, 3.22%, 8/16/27(2)	107	107,556

Avant Loans Funding Trust

Series 2018-B, Class A, 3.42%, 1/18/22(2)	75	74,749

Series 2019-A, Class A, 3.48%, 7/15/22(2)	379	376,345

CarMax Auto Owner Trust

Series 2017-2, Class A3, 1.93%, 3/15/22	430	431,091

Chesapeake Funding Il, LLC

Series 2017-3A, Class A1, 1.91%, 8/15/29(2)	401	400,048

Series 2017-4A, Class A1, 2.12%, 11/15/29(2)	1,864	1,846,169

CNH Equipment Trust

Series 2016-C, Class A3, 1.44%, 12/15/21	68	67,711

Series 2017-A, Class A3, 2.07%, 5/16/22	423	424,530

Coinstar Funding, LLC

Series 2017-1A, Class A2, 5.216%, 4/25/47(2)	1,644	1,608,386

5	See Notes to Financial Statements.

Eaton Vance

Short Duration Inflation-Protected Income Fund

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Consumer Loan Underlying Bond Credit Trust

Series 2018-P3, Class A, 3.82%, 1/15/26(2)	$274	$272,933

Series 2018-P3, Class B, 4.32%, 1/15/26(2)	146	130,825

Credit Acceptance Auto Loan Trust

Series 2017-1A, Class B, 3.04%, 12/15/25(2)	1	1,132

Series 2017-2A, Class A, 2.55%, 2/17/26(2)	962	961,936

Drive Auto Receivables Trust

Series 2017-BA, Class D, 3.72%, 10/17/22(2)	1,040	1,041,724

Series 2018-1, Class C, 3.22%, 3/15/23	253	253,508

Ford Credit Auto Owner Trust

Series 2017-A, Class A3, 1.67%, 6/15/21	45	45,192

Foundation Finance Trust

Series 2017-1A, Class A, 3.30%, 7/15/33(2)	662	665,679

FREED ABS Trust

Series 2019-2, Class A, 2.62%, 11/18/26(2)	1,678	1,644,933

Series 2020-FP1, Class A, 2.52%, 3/18/27(2)	761	731,816

GM Financial Automobile Leasing Trust

Series 2018-1, Class C, 3.11%, 12/20/21	810	812,282

Hertz Fleet Lease Funding, L.P.

Series 2017-1, Class A2, 2.13%, 4/10/31(2)	1,508	1,478,263

LL ABS Trust

Series 2019-1A, Class A, 2.87%, 3/15/27(2)	1,018	997,768

Marlette Funding Trust

Series 2018-1A, Class C, 3.69%, 3/15/28(2)	300	297,090

Series 2019-2A, Class A, 3.13%, 7/16/29(2)	987	965,530

OneMain Financial Issuance Trust

Series 2016-1A, Class B, 4.57%, 2/20/29(2)	430	429,745

Series 2017-1A, Class A1, 2.37%, 9/14/32(2)	982	976,551

OSCAR US Funding X, LLC

Series 2019-1A, Class A2, 3.10%, 4/11/22(2)	957	964,367

Prosper Marketplace Issuance Trust

Series 2018-2A, Class A, 3.35%, 10/15/24(2)	14	13,536

Small Business Lending Trust

Series 2020-A, Class A, 2.62%, 12/15/26(2)	874	858,316

Series 2020-A, Class B, 3.20%, 12/15/26(2)	249	177,651

Sofi Consumer Loan Program, LLC

Series 2017-6, Class A2, 2.82%, 11/25/26(2)	725	719,622

Springleaf Funding Trust

Series 2016-AA, Class A, 2.90%, 11/15/29(2)	434	433,573

Stack Infrastructure Issuer, LLC

Series 2019-1A, Class A2, 4.54%, 2/25/44(2)	983	1,000,175

TCF Auto Receivables Owner Trust

Series 2016-PT1A, Class A, 1.93%, 6/15/22(2)	313	313,188

Tesla Auto Lease Trust

Series 2018-B, Class A, 3.71%, 8/20/21(2)	1,183	1,197,816

Security	Principal Amount (000’s omitted)	Value

Upgrade Receivables Trust

Series 2018-1A, Class B, 4.53%, 11/15/24(2)	$450	$444,561

Series 2019-2A, Class A, 2.77%, 10/15/25(2)	293	287,883

Vantage Data Centers Issuer, LLC

Series 2018-1A, Class A2, 4.072%, 2/16/43(2)	1,076	1,099,285

Series 2019-1A, Class A2, 3.188%, 7/15/44(2)	121	116,190

Total Asset-Backed Securities (identified cost $29,371,459)		$29,000,676

Short-Term Investments — 4.1%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.47%(5)	7,183,390	$7,183,390

Total Short-Term Investments (identified cost $7,181,912)		$7,183,390

Total Investments — 99.7% (identified cost $179,203,152)		$173,490,351

Other Assets, Less Liabilities — 0.3%		$577,275

Net Assets — 100.0%		$174,067,626

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2020, the aggregate value of these securities is $30,599,323 or 17.6% of the Fund’s net assets.

(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2020.

(4)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2020.

(5)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2020.

6	See Notes to Financial Statements.

Eaton Vance

Short Duration Inflation-Protected Income Fund

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Inflation Swaps

Notional Amount (000’s omitted)		Fund Pays/Receives Return on Reference Index	Reference Index	Fund Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

USD	$4,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	0.454% (pays upon termination)	3/24/26	$117,896

USD	4,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	0.655% (pays upon termination)	3/27/25	27,346

USD	5,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.404% (pays upon termination)	3/6/25	(153,158)

							$(7,916)

Inflation Swaps
Counterparty	Notional Amount (000’s omitted)	Fund Pays/Receives Return on Reference Index	Reference Index	Fund Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Depreciation

Bank of America, N.A.	$5,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.132% (pays upon termination)	4/7/22	$(251,432)

Bank of America, N.A.	5,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.965% (pays upon termination)	5/8/22	(203,019)

Bank of America, N.A.	5,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.784% (pays upon termination)	6/19/22	(144,513)

Bank of America, N.A.	5,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.770% (pays upon termination)	6/22/22	(141,198)

Bank of America, N.A.	10,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.303% (pays upon termination)	6/7/23	(685,238)

Bank of America, N.A.	8,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.856% (pays upon termination)	1/9/24	(397,888)

Barclays Bank PLC	6,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.934% (pays upon termination)	7/20/22	(218,928)

Barclays Bank PLC	10,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.157% (pays upon termination)	1/9/23	(546,576)

Citibank, N.A.	5,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.207% (pays upon termination)	1/23/23	(291,308)

Citibank, N.A.	5,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.763% (pays upon termination)	1/2/24	(225,698)

7	See Notes to Financial Statements.

Eaton Vance

Short Duration Inflation-Protected Income Fund

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Inflation Swaps (continued)
Counterparty	Notional Amount (000’s omitted)	Fund Pays/Receives Return on Reference Index	Reference Index	Fund Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Depreciation

Goldman Sachs International	$7,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.890% (pays upon termination)	12/21/23	$(358,490)

Goldman Sachs International	6,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.783% (pays upon termination)	12/28/23	(275,962)

							$(3,740,250)

Abbreviations:

CPI-U (NSA)	–	Consumer Price Index All Urban Non-Seasonally Adjusted

LIBOR	–	London Interbank Offered Rate

Currency Abbreviations:

USD	–	United States Dollar

8	See Notes to Financial Statements.

Eaton Vance

Short Duration Inflation-Protected Income Fund

April 30, 2020

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2020

Investment in affiliated Portfolio, at value (identified cost, $56,230,903)	$50,501,160

Unaffiliated investments, at value (identified cost, $115,790,337)	115,805,801

Affiliated investment, at value (identified cost, $7,181,912)	7,183,390

Cash	110,000

Deposits for derivatives collateral —

Centrally cleared swap contracts	566,540

Swap contracts	3,930,000

Interest receivable	138,916

Dividends receivable from affiliated investment	2,873

Receivable for Fund shares sold	189,584

Receivable from affiliate	8,564

Total assets	$178,436,828

Liabilities

Payable for Fund shares redeemed	$446,903

Payable for variation margin on open centrally cleared swap contracts	32,767

Payable for open swap contracts	3,740,250

Payable to affiliates:

Investment adviser fee	42,814

Distribution and service fees	9,874

Trustees’ fees	42

Accrued expenses	96,552

Total liabilities	$4,369,202

Net Assets	$174,067,626

Sources of Net Assets

Paid-in capital	$195,080,091

Accumulated loss	(21,012,465)

Total	$174,067,626

Class A Shares

Net Assets	$27,304,861

Shares Outstanding	2,939,874

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.29

Maximum Offering Price Per Share

(100 ÷ 97.75 of net asset value per share)	$9.50

Class C Shares

Net Assets	$5,253,548

Shares Outstanding	569,664

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$9.22

Class I Shares

Net Assets	$141,509,217

Shares Outstanding	15,239,869

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.29

On sales of $100,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

9	See Notes to Financial Statements.

Eaton Vance

Short Duration Inflation-Protected Income Fund

April 30, 2020

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2020

Interest	$1,817,866

Interest and other income allocated from affiliated Portfolio	1,580,566

Dividends from affiliated investment	18,383

Dividends allocated from affiliated Portfolio	17,591

Expenses, excluding interest expense and fees, allocated from affiliated Portfolio	(141,007)

Interest expense and fees allocated from affiliated Portfolio	(181,725)

Total investment income	$3,111,674

Expenses

Investment adviser fee	$358,162

Distribution and service fees

Class A	36,366

Class C	29,868

Trustees’ fees and expenses	250

Custodian fee	17,064

Transfer and dividend disbursing agent fees	56,049

Legal and accounting services	27,215

Printing and postage	13,633

Registration fees	32,128

Miscellaneous	8,152

Total expenses	$578,887

Deduct —

Reimbursement of expenses by affiliate	$120,314

Total expense reductions	$120,314

Net expenses	$458,573

Net investment income	$2,653,101

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(355,192)

Investment transactions — affiliated investment	1,847

Swap contracts	(1,183,389)

Net realized gain (loss) allocated from affiliated Portfolio —

Investment transactions	(2,210,411)

Foreign currency transactions	(20,740)

Forward foreign currency exchange contracts	140,364

Net realized loss	$(3,627,521)

Change in unrealized appreciation (depreciation) —

Investments	$(726,558)

Investments — affiliated investment	1,206

Swap contracts	(1,930,490)

Change in unrealized appreciation (depreciation) allocated from affiliated Portfolio —

Investments	(3,859,300)

Foreign currency	758

Forward foreign currency exchange contracts	16,023

Net change in unrealized appreciation (depreciation)	$(6,498,361)

Net realized and unrealized loss	$(10,125,882)

Net decrease in net assets from operations	$(7,472,781)

10	See Notes to Financial Statements.

Eaton Vance

Short Duration Inflation-Protected Income Fund

April 30, 2020

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

From operations —

Net investment income	$2,653,101	$7,468,456

Net realized loss	(3,627,521)	(1,122,854)

Net change in unrealized appreciation (depreciation)	(6,498,361)	606,943

Net increase (decrease) in net assets from operations	$(7,472,781)	$6,952,545

Distributions to shareholders —

Class A	$(398,634)	$(793,329)

Class C	(58,111)	(168,193)

Class I	(2,629,382)	(5,708,630)

Total distributions to shareholders	$(3,086,127)	$(6,670,152)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$5,262,740	$16,605,077

Class C	122,368	1,800,524

Class I	37,362,042	113,457,879

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	388,132	776,025

Class C	57,994	166,152

Class I	2,625,743	5,653,911

Cost of shares redeemed

Class A	(6,481,814)	(26,758,907)

Class C	(1,690,742)	(7,632,759)

Class I	(89,489,920)	(192,785,644)

Net asset value of shares converted

Class A	98,936	742,737

Class C	(98,936)	(742,737)

Net decrease in net assets from Fund share transactions	$(51,843,457)	$(88,717,742)

Net decrease in net assets	$(62,402,365)	$(88,435,349)

Net Assets

At beginning of period	$236,469,991	$324,905,340

At end of period	$174,067,626	$236,469,991

11	See Notes to Financial Statements.

Eaton Vance

Short Duration Inflation-Protected Income Fund

April 30, 2020

Financial Highlights

	Class A

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019		2018		2017		2016		2015

Net asset value — Beginning of period	$9.730		$9.720		$9.860		$9.820		$9.670		$9.990

Income (Loss) From Operations

Net investment income(1)	$0.112		$0.240		$0.254		$0.176		$0.134		$0.089

Net realized and unrealized gain (loss)	(0.419)		(0.008)		(0.142)		0.022		0.263		(0.294)

Total income (loss) from operations	$(0.307)		$0.232		$0.112		$0.198		$0.397		$(0.205)

Less Distributions

From net investment income	$(0.133)		$(0.222)		$(0.252)		$(0.158)		$(0.247)		$(0.115)

Total distributions	$(0.133)		$(0.222)		$(0.252)		$(0.158)		$(0.247)		$(0.115)

Net asset value — End of period	$9.290		$9.730		$9.720		$9.860		$9.820		$9.670

Total Return(2)(3)	(3.18	)%(4)	2.41%		1.14%		2.03%		4.17%		(2.06)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$27,305		$29,350		$37,919		$20,314		$18,207		$23,849

Ratios (as a percentage of average daily net assets):(5)

Expenses(3)(6)	0.92	%(7)(8)	0.95	%(8)	0.87	%(8)	0.86	%(8)	1.02	%(8)	0.90%

Net investment income	2.34	%(7)	2.46%		2.59%		1.78%		1.39%		0.91%

Portfolio Turnover of the Fund(9)	35	%(4)	36%		51%		40%		83%		74%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser of a Portfolio and/or the investment adviser and the administrator of the Fund reimbursed expenses (equal to 0.11%, 0.14%, 0.11%, 0.13%, 0.23% and 0.34% of average daily net assets for the six months ended April 30, 2020 and the years ended October 31, 2019, 2018, 2017, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s/Portfolios’ allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)

Includes interest expense, including allocated from the Portfolio, of 0.17%, 0.20%, 0.12%, 0.09% and 0.12% of average daily net assets for the six months ended April 30, 2020 and the years ended October 31, 2019, 2018, 2017 and 2016, respectively.

(9)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolio(s) and purchases and sales of securities held directly by the Fund.

12	See Notes to Financial Statements.

Eaton Vance

Short Duration Inflation-Protected Income Fund

April 30, 2020

Financial Highlights — continued

	Class C

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019		2018		2017		2016		2015

Net asset value — Beginning of period	$9.660		$9.660		$9.810		$9.780		$9.630		$9.980

Income (Loss) From Operations

Net investment income(1)	$0.074		$0.163		$0.179		$0.103		$0.075		$0.009

Net realized and unrealized gain (loss)	(0.421)		(0.002)		(0.148)		0.020		0.250		(0.292)

Total income (loss) from operations	$(0.347)		$0.161		$0.031		$0.123		$0.325		$(0.283)

Less Distributions

From net investment income	$(0.093)		$(0.161)		$(0.181)		$(0.093)		$(0.175)		$(0.067)

Total distributions	$(0.093)		$(0.161)		$(0.181)		$(0.093)		$(0.175)		$(0.067)

Net asset value — End of period	$9.220		$9.660		$9.660		$9.810		$9.780		$9.630

Total Return(2)(3)	(3.52	)%(4)	1.58%		0.31%		1.26%		3.43%		(2.84)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$5,254		$7,118		$13,528		$9,723		$7,080		$7,704

Ratios (as a percentage of average daily net assets):(5)

Expenses(3)(6)	1.67	%(7)(8)	1.70	%(8)	1.62	%(8)	1.61	%(8)	1.77	%(8)	1.65%

Net investment income	1.57	%(7)	1.68%		1.83%		1.05%		0.78%		0.09%

Portfolio Turnover of the Fund(9)	35	%(4)	36%		51%		40%		83%		74%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser of a Portfolio and/or the investment adviser and the administrator of the Fund reimbursed expenses (equal to 0.11%, 0.14%, 0.11%, 0.13%, 0.23% and 0.34% of average daily net assets for the six months ended April 30, 2020 and the years ended October 31, 2019, 2018, 2017, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s/Portfolios’ allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)

Includes interest expense, including allocated from the Portfolio, of 0.17%, 0.20%, 0.12%, 0.09% and 0.12% of average daily net assets for the six months ended April 30, 2020 and the years ended October 31, 2019, 2018, 2017 and 2016, respectively.

(9)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolio(s) and purchases and sales of securities held directly by the Fund.

13	See Notes to Financial Statements.

Eaton Vance

Short Duration Inflation-Protected Income Fund

April 30, 2020

Financial Highlights — continued

	Class I

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019		2018		2017		2016		2015

Net asset value — Beginning of period	$9.730		$9.710		$9.850		$9.810		$9.670		$9.990

Income (Loss) From Operations

Net investment income(1)	$0.122		$0.265		$0.282		$0.205		$0.178		$0.133

Net realized and unrealized gain (loss)	(0.416)		(0.005)		(0.147)		0.014		0.248		(0.322)

Total income (loss) from operations	$(0.294)		$0.260		$0.135		$0.219		$0.426		$(0.189)

Less Distributions

From net investment income	$(0.146)		$(0.240)		$(0.275)		$(0.179)		$(0.286)		$(0.131)

Total distributions	$(0.146)		$(0.240)		$(0.275)		$(0.179)		$(0.286)		$(0.131)

Net asset value — End of period	$9.290		$9.730		$9.710		$9.850		$9.810		$9.670

Total Return(2)(3)	(3.05	)%(4)	2.71%		1.37%		2.25%		4.50%		(1.90)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$141,509		$200,002		$273,458		$164,940		$42,154		$20,697

Ratios (as a percentage of average daily net assets):(5)

Expenses(3)(6)	0.67	%(7)(8)	0.70	%(8)	0.62	%(8)	0.60	%(8)	0.77	%(8)	0.65%

Net investment income	2.55	%(7)	2.72%		2.87%		2.08%		1.84%		1.35%

Portfolio Turnover of the Fund(9)	35	%(4)	36%		51%		40%		83%		74%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The investment adviser of a Portfolio and/or the investment adviser and the administrator of the Fund reimbursed expenses (equal to 0.11%, 0.14%, 0.11%, 0.13%, 0.23% and 0.34% of average daily net assets for the six months ended April 30, 2020 and the years ended October 31, 2019, 2018, 2017, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s/Portfolios’ allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)

Includes interest expense, including allocated from the Portfolio, of 0.17%, 0.20%, 0.12%, 0.09% and 0.12% of average daily net assets for the six months ended April 30, 2020 and the years ended October 31, 2019, 2018, 2017 and 2016, respectively.

(9)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolio(s) and purchases and sales of securities held directly by the Fund.

14	See Notes to Financial Statements.

Eaton Vance

Short Duration Inflation-Protected Income Fund

April 30, 2020

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Short Duration Inflation-Protected Income Fund (the Fund) is a non-diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is real return (real return is defined as total return less the estimated cost of inflation (typically measured by the change in an official inflation measure)). The Fund pursues its investment objective by investing in inflation protected instruments, including Treasury Inflation Protected Securities, and other fixed or floating-rate debt obligations with respect to which the Fund enters into agreements to swap nominal interest payments for payments based on changes in the U.S. Consumer Price Index or other measure of inflation. The Fund may also invest in certain registered investment companies sponsored by the Eaton Vance organization (the Portfolios). During the six months ended April 30, 2020, the Fund held interests in Senior Debt Portfolio (the Portfolio), a Massachusetts business trust managed by Boston Management and Research (BMR). The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (0.9% at April 30, 2020). The performance of the Fund is directly affected by the performance of the Portfolio. A copy of the Portfolio’s financial statements is available by calling Eaton Vance at 1-800-262-1122 or on the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments. The valuation policy of the Fund and of the Portfolio is as follows:

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Affiliated Fund. The Fund and Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by EVM. While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund or Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund or Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

Additional valuation policies of the Fund are as follows:

Derivatives. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

Additional valuation policies of the Portfolio are as follows:

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If

15

Eaton Vance

Short Duration Inflation-Protected Income Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

B  Income — The Fund’s net investment income or loss includes the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund. Interest income on direct investments is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income on direct investments is recorded on the ex-dividend date for dividends received in cash and/or securities.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2020, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Fund and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment.

16

Eaton Vance

Short Duration Inflation-Protected Income Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

Pursuant to interest rate swap agreements, the Fund either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Fund makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

H  Inflation Swaps — Pursuant to inflation swap agreements, the Fund either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark index in exchange for fixed-rate payments or the Fund makes fixed-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. The accounting policy for payments received or made and changes in the underlying value of the inflation swap are the same as for interest rate swaps as described above. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Fund is exposed to credit loss in the event of nonperformance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from the unanticipated movements in value of interest rates or the index.

I  Other — Investment transactions are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

J  Interim Financial Statements — The interim financial statements relating to April 30, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to declare and pay distributions quarterly of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2019, the Fund, for federal income tax purposes, had deferred capital losses of $7,692,034 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2019, $1,654,225 are short-term and $6,037,809 are long-term.

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at April 30, 2020, as determined on a federal income tax basis, were as follows:

Aggregate cost	$180,018,903

Gross unrealized appreciation	$1,290,188

Gross unrealized depreciation	(11,566,906)

Net unrealized depreciation	$(10,276,718)

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Fund and EVM, the fee is computed at an annual rate of 0.45% of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator (“Investable Assets”) up to $1 billion and is payable monthly. On Investable Assets of $1 billion and over, the annual fee is reduced. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Fund who are not interested

17

Eaton Vance

Short Duration Inflation-Protected Income Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

persons of EVM or the Fund and by the vote of a majority of shareholders. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged BMR, a subsidiary of EVM, to render investment advisory services. For the six months ended April 30, 2020, the Fund’s allocated portion of the investment adviser fee paid by the Portfolio totaled $130,058 and the investment adviser fee paid by the Fund on Investable Assets amounted to $358,162. For the six months ended April 30, 2020, the Fund’s investment adviser fee, including the investment adviser fee allocated from the Portfolio, was 0.45% (annualized) of the Fund’s average daily net assets. EVM also serves as the administrator of the Fund, but currently receives no compensation.The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as borrowing costs, taxes or litigation expenses) exceed 0.75%, 1.50% and 0.50% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after February 28, 2021. Pursuant to this agreement, EVM reimbursed expenses of $120,314 for the six months ended April 30, 2020.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2020, EVM earned $3,338 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $111 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2020. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund and the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2020 amounted to $36,366 for Class A shares. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2020, the Fund paid or accrued to EVD $22,401 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2020 amounted to $7,467 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Effective December 2, 2019, Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2020, the Fund was informed that EVD received less than $100 of CDSCs paid by Class A shareholders and no CDSCs paid by Class C shareholders.

6  Investment Transactions

For the six months ended April 30, 2020, increases and decreases in the Fund’s investment in the Portfolio aggregated $20,815,368 and $14,351,209, respectively.

18

Eaton Vance

Short Duration Inflation-Protected Income Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

7  Purchases and Sales of Investments

Purchases and sales of investments by the Fund, other than short-term obligations, and including maturities and paydowns, for the six months ended April 30, 2020 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$18,856,417	$25,503,249

U.S. Government and Agency Securities	34,474,049	98,893,584

	$53,330,466	$124,396,833

8  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

Sales	551,549	1,704,882

Issued to shareholders electing to receive payments of distributions in Fund shares	40,877	80,105

Redemptions	(679,745)	(2,745,091)

Converted from Class C shares	10,239	76,924

Net decrease	(77,080)	(883,180)

Class C	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

Sales	13,078	186,927

Issued to shareholders electing to receive payments of distributions in Fund shares	6,119	17,275

Redemptions	(176,439)	(789,603)

Converted to Class A shares	(10,315)	(77,420)

Net decrease	(167,557)	(662,821)

Class I	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

Sales	3,832,165	11,674,502

Issued to shareholders electing to receive payments of distributions in Fund shares	276,327	584,144

Redemptions	(9,431,738)	(19,847,435)

Net decrease	(5,323,246)	(7,588,789)

At April 30 2020, donor advised and pooled income funds (established and maintained by a public charity) managed by EVM owned in the aggregate 21.07% of the value of the outstanding shares of the Fund.

19

Eaton Vance

Short Duration Inflation-Protected Income Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

9  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2020 is included in the Portfolio of Investments. At April 30, 2020, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective and its use of derivatives. The Fund enters into interest rate and inflation swap agreements to swap nominal interest payments with respect to its investments in certain fixed or floating-rate debt (including floating-rate loans) for payments based on changes in the U.S. Consumer Price Index or other measures of inflation.

The Fund enters into swap contracts (other than centrally cleared swaps) that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At April 30, 2020, the fair value of derivatives with credit-related contingent features in a net liability position was $3,740,250. The aggregate fair value of assets pledged as collateral by the Fund for such liability was $3,930,000 at April 30, 2020.

The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at April 30, 2020 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Swap contracts	$—		$(3,740,250	)(1)

Swap contracts (centrally cleared)	145,242	(2)	(153,158	)(2)

Total	$145,242		$(3,893,408)

Derivatives not subject to master netting or similar agreements	$145,242		$(153,158)

Total Derivatives subject to master netting or similar agreements	$—		$(3,740,250)

(1)	Statement of Assets and Liabilities location: Payable for open swap contracts; Accumulated loss.

(2)

Only the current day’s variation margin on centrally cleared swap contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on centrally cleared swap contracts, as applicable.

20

Eaton Vance

Short Duration Inflation-Protected Income Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

The Fund’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Fund’s derivative liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral pledged by the Fund for such liabilities as of April 30, 2020.

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(b)

Bank of America, N.A.	$(1,823,288)	$—	$—	$1,823,288	$—

Barclays Bank PLC	(765,504)	—	—	765,504	—

Citibank, N.A.	(517,006)	—	—	517,006	—

Goldman Sachs International	(634,452)	—	—	610,000	(24,452)

	$(3,740,250)	$—	$—	$3,715,798	$(24,452)

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended April 30, 2020 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Swap contracts	$(1,183,389	)(1)	$(1,930,490	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Swap contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Swap contracts.

The average notional amount of swap contracts outstanding during the six months ended April 30, 2020, which is indicative of the volume of this derivative type, was approximately $96,143,000.

10  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 27, 2020. In connection with the renewal of the agreement on October 29, 2019, funds managed by Calvert Research and Management, an affiliate of EVM, were added as participating funds to the agreement and the borrowing limit was increased from $625 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended April 30, 2020.

21

Eaton Vance

Short Duration Inflation-Protected Income Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

11  Investments in Affiliated Funds

At April 30, 2020, the value of the Fund’s investment in affiliated funds was $7,183,390, which represents 4.1% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the six months ended April 30, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$1,455,763	$56,029,177	$(50,304,603)	$1,847	$1,206	$7,183,390	$18,383	7,183,390

12  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2020, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Investment in Affiliated Portfolio	$50,501,160	$—	$—	$50,501,160

U.S. Treasury Obligations	—	82,239,498	—	82,239,498

Corporate Bonds & Notes	—	565,125	—	565,125

Commercial Mortgage-Backed Securities	—	2,483,159	—	2,483,159

Collateralized Mortgage Obligations	—	1,517,343	—	1,517,343

Asset-Backed Securities	—	29,000,676	—	29,000,676

Short-Term Investments	—	7,183,390	—	7,183,390

Total Investments	$50,501,160	$122,989,191	$—	$173,490,351

Swap Contracts	$—	$145,242	$—	$145,242

Total	$50,501,160	$123,134,433	$—	$173,635,593

Liability Description

Swap Contracts	$—	$(3,893,408)	$—	$(3,893,408)

Total	$—	$(3,893,408)	$—	$(3,893,408)

22

Eaton Vance

Short Duration Inflation-Protected Income Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

13  Risks and Uncertainties

An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies and can affect the market in general in significant and unforeseen ways. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of this coronavirus has resulted in substantial market volatility, which may have an adverse effect on the Fund’s investments.

23

Eaton Vance

Short Duration Inflation-Protected Income Fund

April 30, 2020

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 22, 2020 (the “April 2020 Meeting”), the Boards of Trustees/Directors comprised of the same individuals (collectively, the “Board”) that oversees a majority of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements(1) for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between February and April 2020. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.

In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;

(1)

Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.

24

Eaton Vance

Short Duration Inflation-Protected Income Fund

April 30, 2020

Board of Trustees’ Contract Approval — continued

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by the adviser and/or administrator to each of the funds;

•

For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices, trading volume data, distribution rates and other relevant matters; and

•	The terms of each investment advisory agreement and sub-advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2020, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

In voting its approval of the continuation of existing investment advisory agreements and sub-advisory agreements at the April 2020 Meeting, the Board relied on an order issued by the Securities and Exchange Commission on March 25, 2020, which provided temporary relief from the in-person voting requirements under Section 15 of the 1940 Act in response to the impacts of the COVID-19 pandemic.

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Short Duration Inflation-Protected Income Fund (the “Fund”) and Eaton Vance Management (“EVM”), as well as an investment advisory agreement between each of Eaton Vance Floating Rate Portfolio and Senior Debt Portfolio (the “Portfolios”), which are portfolios in which the Fund is authorized to invest, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolios, are each referred to herein as the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolios.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements for the Fund and the Portfolios, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolios by the applicable Adviser. BMR manages the Portfolios, while EVM allocates the assets of the Fund among the Portfolios and is also authorized to cause the Fund to make direct investments consistent with its investment strategies.

25

Eaton Vance

Short Duration Inflation-Protected Income Fund

April 30, 2020

Board of Trustees’ Contract Approval — continued

The Board considered each Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolios, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolios, including recent changes to such personnel. In particular, the Board considered the abilities and experience of each Adviser’s investment professionals in investing in income instruments, including, in the case of the Fund, inflation protected instruments such as inflation-indexed securities. With respect to the Eaton Vance Floating Rate Portfolio and Senior Debt Portfolio, the Board considered the experience of BMR’s investment professionals in investing in senior floating rate loans. For all the Portfolios, the Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolios, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolios, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolios.

The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities and other instruments, for which it would receive a fee, or in a Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio. The Trustees considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to: gain exposure to sectors of the market EVM believes may not be represented or underrepresented by the Portfolios; to hedge certain Portfolio exposures; and/or to otherwise manage the exposures of the Fund.

The Board considered the compliance programs of each Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index and a custom peer group of similarly managed funds. The Board’s review included comparative performance data with respect to the Fund for the one-, three- and five-year periods ended September 30, 2019. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group and custom peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its benchmark index for the three-year period. The Board also considered the performance of the underlying Portfolios. On the basis of the foregoing and other relevant information provided to the Board, the Board concluded that each Portfolio had achieved its performance objective. The Board also concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolios and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2019, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolios and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution or other services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are deemed not to be excessive.

26

Eaton Vance

Short Duration Inflation-Protected Income Fund

April 30, 2020

Board of Trustees’ Contract Approval — continued

The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolios, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolios and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolios, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolios increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fees, some of which include breakpoints at several asset levels, will allow the Fund and the Portfolios to continue to benefit from any economies of scale in the future.

27

Eaton Vance

Short Duration Inflation-Protected Income Fund

April 30, 2020

Officers and Trustees

Officers

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

28

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

29

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Investment Adviser and Administrator of Eaton Vance Short Duration Inflation-Protected Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7769    4.30.20

Item 2.	Code of Ethics

Not required in this filing.

Item 3.	Audit Committee Financial Expert

Not required in this filing.

Item 4.	Principal Accountant Fees and Services

Not required in this filing.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 24, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 24, 2020

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 24, 2020